UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Capital Advisors Growth Fund
Investor Class | CIAOX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.92%
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective June 29, 2026, the investment advisor of the Fund changed from Capital Advisors, Inc. to Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management.
Effective June 29, 2026, Keith  C. Goddard and Steven V. Sorrano no longer serve as portfolio managers of the Fund. Effective the same day, Suresh Rajagopal began serving as a portfolio manager of the Fund.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$163,549,846
Number of Holdings	39
Portfolio Turnover	7%
Capital Advisors Growth Fund	PAGE 1	TSR-SAR-007989783

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*
Sector Breakdown (%)

Manufacturing (48.3%)
Finance and Insurance (9.2%)
Retail Trade (8.9%)
Professional, Scientific, and Technical Services (7.1%)
Information (5.4%)
Utilities (4.7%)
Administrative and Support and Waste Management and Remediation Services (4.4%)
Mining, Quarrying, and Oil and Gas Extraction (3.4%)
Industrial (1.6%)
Cash & Other (7.0%)

Top 10 Issuers	(%)
NVIDIA Corp.	8.0%
Alphabet, Inc.	7.1%
Applied Materials, Inc.	6.8%
Apple, Inc.	6.0%
Amazon.com, Inc.	5.9%
JPMorgan Chase & Co.	5.7%
First American Government Obligations Fund	5.7%
Microsoft Corp.	4.6%
Palo Alto Networks, Inc.	3.5%
GE Vernova, Inc.	3.4%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://capadvfunds.com/pages/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CI SBH Asset Management documents not be householded, please contact CI SBH Asset Management at 1-866-205-0523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by CI SBH Asset Management or your financial intermediary.
Capital Advisors Growth Fund	PAGE 2	TSR-SAR-007989783

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Capital Advisors Growth Fund
Core Financial Statements
June 30, 2026 (Unaudited)

CAPITAL ADVISORS GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Administrative and Support Services - 3.0%
Uber Technologies, Inc.(a)	31,325	$2,260,412
Visa, Inc. - Class A	7,680	2,634,931
		4,895,343
Beverage and Tobacco Product Manufacturing - 1.8%
PepsiCo, Inc.	21,289	2,882,531
Chemical Manufacturing - 3.2%
Ecolab, Inc.	10,000	2,786,100
Procter & Gamble Co.	16,500	2,419,560
		5,205,660
Computer and Electronic Product Manufacturing - 30.4%
Apple, Inc.	33,665	9,741,304
Applied Materials, Inc.	15,400	11,134,200
Danaher Corp.	11,400	2,171,472
Jabil, Inc.	7,825	3,016,381
Moog, Inc. - Class A	5,000	2,119,200
NVIDIA Corp.	65,000	13,005,850
Palo Alto Networks, Inc.(a)	16,650	5,677,983
Veralto Corp.	31,800	2,820,024
		49,686,414
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.9%
Airbnb, Inc. - Class A(a)	10,775	1,541,902
Credit Intermediation and Related Activities - 5.7%
JPMorgan Chase & Co.	28,575	9,353,455
E-Commerce/Services - 1.6%
MercadoLibre, Inc.(a)	1,550	2,630,955
Electrical Equipment, Appliance, and Component Manufacturing - 2.9%
Rockwell Automation, Inc.	9,550	4,728,014
Electronic Computer Manufacturing - 0.4%
Quantinuum, Inc. - Class A(a)	8,150	666,181
Insurance Carriers and Related Activities - 1.5%
Berkshire Hathaway, Inc. - Class B(a)	4,975	2,489,440
Management of Companies and Enterprises - 1.0%
Sea Ltd. - ADR(a)	16,650	1,595,569
Mining (except Oil and Gas) - 3.4%
Cameco Corp.	29,520	3,006,907
Freeport-McMoRan, Inc.	39,350	2,474,722
		5,481,629

The accompanying notes are an integral part of these financial statements.

1

CAPITAL ADVISORS GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - 4.0%
Intuitive Surgical, Inc.(a)	7,565	$3,008,449
Stryker Corp.	11,375	3,581,305
		6,589,754
Professional, Scientific, and Technical Services - 7.1%
Alphabet, Inc. - Class C	32,800	11,589,224
Publishing Industries - 4.5%
Microsoft Corp.	19,950	7,441,749
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
Brookfield Corp.	54,125	2,305,184
IonQ, Inc.(a)	19,160	1,020,461
		3,325,645
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.3%
Amazon.com, Inc.(a)	40,525	9,658,729
DoorDash, Inc. - Class A(a)	12,150	2,242,039
		11,900,768
Transportation Equipment Manufacturing - 7.6%
Boeing Co.(a)	17,175	3,717,872
Honeywell Aerospace, Inc.(a)	11,815	2,612,060
Honeywell International, Inc.	11,815	2,645,379
Space Exploration Technologies Corp. - Class A(a)	3,565	609,116
Tesla, Inc.(a)	6,920	2,910,552
		12,494,979
Utilities - 4.7%
Constellation Energy Corp.	8,000	1,986,960
GE Vernova, Inc.	4,795	5,633,454
		7,620,414
Waste Management and Remediation Services - 1.4%
Waste Management, Inc.	10,225	2,278,948
TOTAL COMMON STOCKS (Cost $70,684,874)		154,398,574
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.7%
First American Government Obligations Fund - Class X, 3.57%(b)	9,285,736	9,285,736
TOTAL MONEY MARKET FUNDS (Cost $9,285,736)		9,285,736
TOTAL INVESTMENTS - 100.1% (Cost $79,970,610)		$163,684,310
Liabilities in Excess of Other Assets - (0.1)%		(134,464)
TOTAL NET ASSETS - 100.0%		$163,549,846

The accompanying notes are an integral part of these financial statements.

2

CAPITAL ADVISORS GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Capital Advisors Growth Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$163,684,310
Dividends receivable	56,133
Receivable for fund shares sold	7,160
Prepaid expenses and other assets	24,769
Total assets	163,772,372
LIABILITIES:
Payable to Adviser	89,933
Payable for fund administration and accounting fees	48,743
Payable for fund shares redeemed	48,547
Payable for audit fees	10,587
Payable for transfer agent fees and expenses	8,927
Payable for compliance fees	3,688
Payable for custodian fees	2,323
Payable for trustees’ fees	1,428
Payable for expenses and other liabilities	8,350
Total liabilities	222,526
NET ASSETS	$ 163,549,846
NET ASSETS CONSIST OF:
Paid-in capital	$74,715,764
Total distributable earnings	88,834,082
Total net assets	$ 163,549,846
Investor Class
Net assets	$163,549,846
Shares issued and outstanding (unlimited shares authorized without par value)	3,018,673
Net asset value per share	$54.18
Cost:
Investments, at cost	$79,970,610

The accompanying notes are an integral part of these financial statements.

4

Capital Advisors Growth Fund
Statement of Operations
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$729,554
Less: dividend withholding taxes	(1,137)
Total investment income	728,417
EXPENSES:
Investment advisory fee	536,129
Fund administration and accounting fees	100,187
Transfer agent fees	22,289
Federal and state registration fees	17,264
Trustees’ fees	10,695
Audit fees	10,587
Custodian fees	8,337
Compliance fees	7,438
Reports to shareholders	5,340
Legal fees	2,077
Insurance expense	1,141
Other expenses and fees	2,856
Total expenses	724,340
NET INVESTMENT INCOME (LOSS)	4,077
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,292,255
Net realized gain (loss)	4,292,255
Net change in unrealized appreciation (depreciation) on:
Investments	7,176,135
Net change in unrealized appreciation (depreciation)	7,176,135
Net realized and unrealized gain (loss)	11,468,390
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,472,467

The accompanying notes are an integral part of these financial statements.

5

Capital Advisors Growth Fund
Statements of Changes in Net Assets

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$4,077	$202,163
Net realized gain (loss)	4,292,255	7,294,574
Net change in unrealized appreciation (depreciation)	7,176,135	15,262,385
Net increase (decrease) in net assets from operations	11,472,467	22,759,122
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Investor Class	—	(6,635,545)
Total distributions to shareholders	—	(6,635,545)
CAPITAL TRANSACTIONS:
Shares sold - Investor Class	3,447,040	15,199,351
Shares issued from reinvestment of distributions - Investor Class	—	6,369,094
Shares redeemed - Investor Class	(11,575,157)	(15,389,830)
Net increase (decrease) in net assets from capital transactions	(8,128,117)	6,178,615
NET INCREASE (DECREASE) IN NET ASSETS	3,344,350	22,302,192
NET ASSETS:
Beginning of the period	160,205,496	137,903,304
End of the period	$ 163,549,846	$160,205,496
SHARES TRANSACTIONS
Shares sold - Investor Class	67,826	320,402
Shares issued from reinvestment of distributions - Investor Class	—	126,698
Shares redeemed - Investor Class	(224,656)	(323,819)
Total increase (decrease) in shares outstanding	(156,830)	123,281

The accompanying notes are an integral part of these financial statements.

6

CAPITAL ADVISORS GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$50.45	$45.18	$39.47	$31.88	$39.75	$36.13
INVESTMENT OPERATIONS:
Net investment income (loss)	0.00(b)	0.07	0.14	0.22(a)	0.17	(0.01)(a)
Net realized and unrealized gain (loss) on investments(c)	3.73	7.37	9.18	7.54	(7.69)	7.77
Total from investment operations	3.73	7.44	9.32	7.76	(7.52)	7.76
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	(0.36)	(0.17)	(0.01)	—
Net realized gains	—	(2.10)	(3.25)	—	(0.34)	(4.14)
Total distributions	—	(2.17)	(3.61)	(0.17)	(0.35)	(4.14)
Redemption fee per share(f)	—	—	—	0.00(a)(b)	—	0.00(a)(b)
Net asset value, end of period	$54.18	$50.45	$45.18	$39.47	$31.88	$39.75
Total return(d)	7.39%	16.49%	23.39%	24.35%	−18.96%	21.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$163,550	$160,205	$137,903	$112,753	$87,753	$109,939
Ratio of expenses to average net assets(e)	0.92%	0.95%	0.95%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.01%	0.14%	0.31%	0.60%	0.50%	(0.03)%
Portfolio turnover rate(d)	7%	15%	19%	12%	18%	29%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The Fund stopped collecting a redemption fee on April 28, 2023.
The accompanying notes are an integral part of these financial statements.

7

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026 (Unaudited)
NOTE 1 - ORGANIZATION
The Capital Advisors Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 1999. The investment objective of the Fund is to achieve long-term capital growth. Effective June 29, 2026, the investment advisor of the Fund changed from Capital Advisors, Inc. to Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (“SBH” or the “Advisor”).
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

8

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026 (Unaudited)(Continued)
E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Redemption Fees: Prior to April 28, 2023, the Fund charged a 2.00% redemption fee to shareholders who redeemed shares held 7 days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Effective April 28, 2023, the Fund removed redemption fees.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 9 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

9

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026 (Unaudited)(Continued)
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Common Stocks	$154,398,574	$—	$—	$154,398,574
Money Market Funds	9,285,736	—	—	9,285,736
Total Investments	$163,684,310	$—	$—	$163,684,310

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Compliance Officer, who serves as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of adopting ASU 2023-09 and determined there is no material impact on the Fund’s financial statements.
NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Capital Advisors, Inc. served as the Fund’s investment adviser for the period January 1, 2026, through June 28, 2026. SBH became the Fund’s investment adviser effective as of June 29, 2026. The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.75% based upon the Fund’s average daily net assets on the first $50 million of assets under management and 0.65% of the Fund’s average daily net assets thereafter. For the six months ended June 30, 2026, the Fund incurred $536,129 in advisory fees.
For the six months ended June 30, 2026, the Fund paid advisory fees of $524,162 to Capital Advisors, Inc. and $11,967 to SBH.

10

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026 (Unaudited)(Continued)
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest, extraordinary expenses, and other class-specific expense) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets.
For the six months ended June 30, 2026, the Advisor did not reduce its fees. The Advisor does not have the ability to recoup previously waived fees and expenses or future waived fees and expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended June 30, 2026 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,904,351 and $16,363,889, respectively. There were no purchases and sales of U.S. government securities during the six months ended June 30, 2026.
NOTE 6 – INCOME TAXES
The tax character of distributions paid during the six months ended June 30, 2026 and December 31, 2025 was as follows:

	June 30, 2026	December 31, 2025
Ordinary income	$—	$1,146,345
Long-term capital gains	—	5,489,200

As of December 31, 2025, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$83,635,913
Gross tax unrealized appreciation	78,048,272
Gross tax unrealized depreciation	(1,512,909)
Net tax unrealized appreciation/(depreciation)	76,535,363
Undistributed ordinary income	—
Undistributed long-term capital gain	826,252
Total distributable earnings	826,252
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$77,361,615

The difference between book basis and tax basis net unrealized appreciation and cost is attributable to wash sales and Passive Foreign Investment Company Adjustments.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

11

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026 (Unaudited)(Continued)
•
Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•	Growth-Style Investing Risk – Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
•
Non-U.S. Investment Risk – Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Depositary Receipt Risk – The risks of depository receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 70.32% and 25.54%, respectively, of the outstanding shares of the Fund.
NOTE 9 – SUBSEQUENT EVENTS
On May 3, 2026, Capital Advisors, Inc. and Corient Private Wealth LP (“Corient”) entered into an asset purchase agreement pursuant to which Corient agreed to acquire substantially all of the assets of Capital Advisors, including its investment advisory contract with the Fund, pursuant to the terms of the purchase agreement (the “Transaction”). The Transaction closed on June 29, 2026 (the “Closing”). Under the 1940 Act, the Transaction constituted an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Trust, on behalf of the Fund, and Capital Advisors (the “Previous Advisory Agreement”), resulting in its automatic termination upon the Closing. Consistent with the requirements of the 1940 Act, the Previous Advisory Agreement contained a provision that the agreement would terminate automatically in the event of its “assignment.”
To provide for continuity in the operation of the Fund, at a meeting of the Board of the Trust held on June 25, 2026, the Board approved an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Fund, and SBH, an affiliate of Corient, to serve as the interim investment advisor to the Fund. The Interim Advisory Agreement will be in effect for no longer than 150 days following the Closing of the Transaction, without prior approval of the Fund’s shareholders. The Interim Advisory Agreement has identical advisory fees for the Fund and has substantially similar terms and conditions to the Previous Advisory Agreement.
To continue to provide for continuity in the operation of the Fund beyond the 150-day interim period, at the Board meeting held on June 25, 2026, the Board unanimously approved a new investment advisory agreement with SBH with respect to the Fund (the “New Advisory Agreement”). After approval by the Board, the New Advisory Agreement also must be approved by shareholders of the Fund. A special meeting of shareholders will be held at which the Fund’s shareholders will be asked to consider the approval of the New Advisory Agreement. The terms of the New Advisory

12

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2026 (Unaudited)(Continued)
Agreement are substantially identical to the terms of the Previous Advisory Agreement, except for the investment advisor, dates of execution, effectiveness, and termination. The New Advisory Agreement will have the same investment management fee schedule for the Fund as under the Previous Advisory Agreement. Additionally, the expense limitation that is currently in place for the Fund’s total operating expenses will remain unchanged for at least one year from the effective date of the New Advisory Agreement. The expense limitation also remains unchanged from the effective date of the Interim Advisory Agreement and during its term.
Under the Interim Advisory Agreement, there are no changes to the Fund’s name, investment objective, policies, principal investment strategies or principal risks. Under the Interim Advisory Agreement, there is a change to the Fund’s portfolio management team. Under the New Advisory Agreement there will be changes to the Fund’s name, principal investment strategies, principal risks, and the Fund’s shareholders will be asked to approve a change to the Fund’s classification from “diversified” to “nondiversified.” If shareholders approve the New Advisory Agreement with SBH, the name of the Fund will be changed to reflect the name of the new investment advisor and a change to the Fund’s principal investment strategies. The name of the Capital Advisors Growth Fund is expected to change to the SBH Equity Fund.
NOTE 10 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

13

CAPITAL ADVISORS GROWTH FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At a meeting held on June 25, 2026 (the “Meeting”), the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) and the initial approval of a new investment advisory agreement (the “New Advisory Agreement”)(collectively the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (“SBH” or the “Adviser”) on behalf of the Capital Advisors Growth Fund (the “Fund”). At the meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreements:
In connection with the Board’s review of the Advisory Agreements, the Trustees considered a variety of matters, including, among others, the following:
•
Both Capital Advisors, Inc. (“Capital Advisors”) and SBH believe that the most efficient way to continue to provide investment advisory services to the Fund without interruption is to transition management to SBH, whereby SBH would become the investment adviser to the Fund.

•
Suresh Rajagopal, CFA, Director of All Cap Strategies at SBH, is proposed to be the new portfolio manager responsible for the day-to-day management of the Fund. The Fund’s existing portfolio managers, Keith C. Goddard, CFA and Steven V. Soranno, CFA, CAIA, would become employees of Corient Private Wealth LP (“Corient”) and would transition portfolio management responsibilities to Suresh Rajagopal, effective as of the Closing of the Transaction (as defined below).

•
That Capital Advisors was subject to certain conflicts of interest in recommending the approval of SBH as the new investment adviser to the Fund. The Board noted that on May 3, 2026, Capital Advisors and Corient entered into an asset purchase agreement pursuant to which Corient agreed to acquire substantially all of the assets of Capital Advisors, including its investment advisory contract with the Fund, pursuant to the terms of the purchase agreement (the “Transaction”). The Board noted that the Transaction was proposed to close on June 29, 2026 (the “Closing”). The Board further noted that SBH is an affiliate of Corient.

Prior to and during the Meeting held on June 25, 2026, representatives from SBH presented oral and written information to help the Board evaluate the investment adviser’s fees and other aspects of the Advisory Agreements. Among other things, representatives from SBH provided an overview of their advisory business, including key personnel, the firm’s compliance infrastructure, and the firm’s investment process. The Board then discussed the materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreements. The Board noted the responsibilities that SBH would have under the Advisory Agreements, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.

14

CAPITAL ADVISORS GROWTH FUND
ADDITIONAL INFORMATION(Continued)
In considering the nature, extent, and quality of the services to be provided by SBH, the Board considered the quality of SBH’s compliance infrastructure. The Board considered the resources and compliance structure of the Adviser, including information regarding its compliance program, compliance policies and procedures, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also considered fund marketing/distribution information provided by SBH.
The Board noted that it had previously received a copy of SBH’s registration form (Form ADV), as well as the response of SBH to a detailed series of questions which included, among other things, information about the background and experience of the team members. The Board also considered SBH’s resources and capacity with respect to portfolio management, compliance, and operations. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund.
After discussion, the Independent Trustees concluded that SBH has the appropriate personnel and compliance policies and procedures to perform its duties under the Advisory Agreements and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.
2.
The Fund’s historical performance and the overall performance of the Adviser. The Board reviewed the performance of the Fund, noting that SBH was not the named investment adviser of the Fund for the period of the Fund’s performance being reviewed, and that the existing portfolio managers of the Fund would transition portfolio management responsibilities to a new portfolio manager. The Board reviewed the short-term and long-term performance of the Fund as of March 31, 2026, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. The Board also considered that SBH was proposing certain changes to the Fund’s principal investment strategies, principal risks and a change to the Fund’s classification from “diversified” to “non-diversified,” subject to obtaining Board and shareholder approval. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund underperformed the average of the Morningstar peer group for the one-year period and slightly underperformed for the five-year period, and outperformed for the three-year and ten-year period, all periods ended March 31, 2026. The Board noted that the Fund underperformed the average of the Cohort for the one-, three-, five-, and ten-year periods ended March 31, 2026. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark for the one-, three-, five- and ten-year periods ended March 31, 2026.
The Board also considered the performance of a composite of SBH’s similarly managed accounts (“SBH Composite”) against a broad-based securities market benchmark and a secondary benchmark, noting that the SBH Composite underperformed its primary and secondary benchmarks for the one- three-, five-year periods and outperformed its primary and secondary benchmarks for the ten-year period, all periods ended March 31, 2026.

15

CAPITAL ADVISORS GROWTH FUND
ADDITIONAL INFORMATION(Continued)
3.
Section 15(f) of the 1940 Act. In considering whether the arrangements between SBH and the Fund comply with the conditions of Section 15(f) of the 1940 Act, the Trustees reviewed the conditions of Section 15(f). Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with the sale of securities of an investment adviser or in connection with the sale of any other interest in an investment adviser, so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. The Trustees considered that, consistent with the first condition of Section 15(f), neither SBH nor the Board was aware of any plans to reconstitute the Board following the Closing of the Transaction. Thus, at least 75% of the Trustees would not be “interested persons” of SBH for a period of three years after the Closing of the Transaction.

The second condition of Section 15(f) is that an “unfair burden” must not be imposed upon the Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. With respect to this second condition, the Board considered that SBH has undertaken to maintain the Fund’s current expense cap for the required 2-year period. The Board concluded that no “unfair burden” is being imposed upon the Fund over the course of the required 2-year period.
4.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreements. The Board reviewed the advisory fees to be paid to SBH for its services to the Fund under the Advisory Agreements. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and SBH’s similarly managed accounts for other types of clients, as well as all proposed expense waivers. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that SBH had contractually agreed to maintain an annual expense ratio for the Fund of 1.00%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above its Cohort average and median. The Board also took into consideration the services that SBH provides to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were generally similar or higher than the management fees charged to SBH’s separately managed account clients. The Board noted that such differences were generally due to different levels of service for certain clients as well as different regulatory and reporting requirements for certain clients.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to SBH was fair and reasonable.
5.
Economies of Scale. The Board also considered whether economies of scale would be realized by SBH that should be shared with shareholders. The Board noted that SBH has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap. The Board also noted that the proposed advisory fee schedule has breakpoints at higher asset levels, including the Fund’s current asset size. The Board determined that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

6.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed SBH’s financial information and took into account both the potential direct benefits and the indirect benefits to SBH from advising the Fund. The Board considered the estimated profitability to SBH from its relationship with the Fund and considered any potential additional material benefits likely to be derived by SBH from its relationship with the Fund, including soft dollar benefits. The Board also considered that the Fund does not have a Rule 12b-1 fee. After such review, the Board determined that the estimated profitability to SBH with respect to the Advisory Agreements was not excessive, and that SBH maintains adequate profit levels to support the services it proposes to provide to the Fund.

16

CAPITAL ADVISORS GROWTH FUND
ADDITIONAL INFORMATION(Continued)
No single factor was determinative of the Board’s decision to approve the Interim Advisory Agreement and New Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Interim Advisory Agreement and New Advisory Agreement, including the compensation payable under each agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Interim Advisory Agreement and New Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Principal Executive Officer

Date	9/4/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	9/4/2026

* Print the name and title of each signing officer under his or her signature